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                                                 Rule 497(e)
                                                 File Nos. 2-57073 and 811-02667

                                   SUPPLEMENT
                           Dated November 30, 2001 to
                        Prospectus Dated October 15, 2001

                          SALOMON BROTHERS ALL CAP VALUE FUND
                           SALOMON BROTHERS ASIA GROWTH FUND
                            SALOMON BROTHERS BALANCED FUND
                   SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND
                             SALOMON BROTHERS CAPITAL FUND
                         SALOMON BROTHERS CASH MANAGEMENT FUND
                         SALOMON BROTHERS HIGH YIELD BOND FUND
                      SALOMON BROTHERS INTERNATIONAL EQUITY FUND
                         SALOMON BROTHERS INVESTORS VALUE FUND
                      SALOMON BROTHERS LARGE CAP CORE EQUITY FUND
                        SALOMON BROTHERS LARGE CAP GROWTH FUND
                             SALOMON BROTHERS MID CAP FUND
                    SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND
                 SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND
                    SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND
                        SALOMON BROTHERS SMALL CAP GROWTH FUND
                         SALOMON BROTHERS STRATEGIC BOND FUND
                     SALOMON BROTHERS U.S. GOVERNMENT INCOME FUND

PLEASE REFER TO THE FOLLOWING FOR THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES FOR THE CALIFORNIA, NATIONAL AND NEW YORK TAX FREE INCOME FUNDS.

CALIFORNIA TAX FREE INCOME FUND
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to generate high levels of current income exempt from federal and California personal income taxes and preserve the value of its shareholders' investment.

The fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal as well as California personal income tax. Interest on these municipal obligations is also exempt from the federal alternative minimum tax. Under normal market conditions, the fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in California, but the obligations can also be issued by Puerto Rico and other U.S. territories. Municipal obligations are debt securities issued by states, cities, towns and other public entities and






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qualifying issuers. The fund may invest in municipal obligations through interests, including participation interests, in municipal obligations.

Subject to this 80% policy, the fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes. The fund may also invest in municipal obligations that are exempt from federal personal income taxes but that are subject to the federal alternative minimum tax. The fund may also invest in short-term debt securities that pay interest that is subject to federal and California personal income taxes.

The fund invests a high percentage of its assets in municipal obligations of issuers located in California. As a result, the fund is more exposed to events that adversely affect issuers in California, and the fund has more risk than a fund that invests in municipal obligations of issuers in many states.

California's economy tends to have concentrations in the entertainment, computer services, software design and high technology manufacturing industries. The recent economic downturn has adversely affected these industries. California also has faced a severe energy problem which could recur. Disruptions in energy supply, and costs of addressing the energy problem, could adversely affect California's economy and could cause the fund to lose money. If the fund has difficulty finding high quality California municipal obligations to purchase, the amount of the fund's income that is subject to California taxes could increase.

The fund is a non-diversified mutual fund. This means that the fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, including issuers that derive income from similar projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

The fund may use futures contracts, a common form of derivative, in order to protect (or "hedge") against changes in interest rates or to manage the maturity or duration of fixed income securities.

The fund has reserved the right to invest in securities through an underlying mutual fund having similar goals and strategies.

MATURITY: The fund is permitted to invest in bonds with any maturity. However, the fund's dollar-weighted average maturity is normally expected to be in a long-term range (between 10 and 30 years). For strategic purposes, however, the fund may invest so that the average dollar-weighted maturity of the securities held by the fund is under 10 years.






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Please refer to the financial highlights table for the fund in the prospectus for financial information about the fund. The information in the table was audited by Deloitte & Touche LLP.

                          NATIONAL TAX FREE INCOME FUND
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to generate high levels of current income exempt from federal income taxes and preserve the value of its shareholders' investment.

The fund invests primarily in investment grade municipal obligations issued by a variety of states and localities. These obligations may include obligations of Puerto Rico and other U.S. territories. The interest paid on these obligations is free from federal income tax. Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations that pay interest that is exempt from federal personal income taxes including the federal alternative minimum tax. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. The fund may invest in municipal obligations through interests, including participation interests, in municipal obligations.

The fund may also invest in municipal obligations that are exempt from federal personal income taxes but that are subject to the federal alternative minimum tax. Although the fund also seeks to minimize risk by investing in municipal securities from a number of different states and localities, the fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The fund may also invest in short-term debt securities that pay interest that is subject to federal personal income taxes.

The fund is a non-diversified mutual fund. This means that the fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The fund also may invest 25% or more of its assets in securities of issuers who are located in the same state, that derive income from similar projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

The fund may use futures contracts, a common form of derivative, in order to protect (or "hedge") against changes in interest rates or to manage the maturity or duration of fixed income securities.

The fund has reserved the right to invest in securities through an underlying mutual fund having similar goals and strategies.

MATURITY: The fund is permitted to invest in bonds with any maturity. However,






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the fund's dollar-weighted average maturity is normally expected to be in a long-term range (between 10 and 30 years). For strategic purposes, however, the fund may invest so that the dollar-weighted average maturity of the securities held by the fund is under 10 years.

Please refer to the financial highlights table for the fund in the prospectus for financial information about the fund. The information in the table was audited by Deloitte & Touche LLP.

                          NEW YORK TAX FREE INCOME FUND
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to generate high levels of current income exempt from federal, New York State and New York City personal income taxes and preserve the value of its shareholders' investment.

The fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal as well as New York State and New York City personal income tax. Interest on these municipal obligations is also exempt from the federal alternative minimum tax. Under normal market conditions, the fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in New York, but the obligations can also be issued by Puerto Rico and other U.S. territories. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. The fund may invest in municipal obligations through interests, including participation interests, in municipal obligations.

Subject to this 80% policy, the fund may purchase other municipal obligations. The interest on these securities may be subject to New York State or New York City personal income taxes. The fund may invest in municipal obligations that are exempt from federal personal income taxes but that are subject to the federal alternative minimum tax. The fund may also invest in short-term debt securities that pay interest that is subject to federal as well as New York State and New York City personal income taxes.

The fund invests a high percentage of its assets in municipal obligations of issuers located in New York. As a result, the fund is more exposed to events that adversely affect issuers in New York, and the fund has more risk than a fund that invests in municipal obligations of issuers in many states.

New York's economy tends to have concentrations in the financial services, investment banking and securities brokerage industries. The recent economic downturn has adversely affected these industries. The downturn in the financial markets, and in the New York economy in particular, may be worsened by the terrorist attacks on New York City on September 11, 2001. It is likely that the revenue base of New York City and New York State will experience some decline,






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and spending pressure related to the attacks will be substantial. At this time, it is not possible to predict what impact, if any, these events will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York municipal obligations. The credit quality of certain New York municipal obligations may be downgraded as a result of these events. This could cause the fund to lose money. If the fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the fund's income that is subject to New York taxes could increase.

The fund is a non-diversified mutual fund. This means that the fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, including issuers that derive income from similar projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

The fund may use futures contracts, a common form of derivative, in order to protect (or "hedge") against changes in interest rates or to manage the maturity or duration of fixed income securities.

The fund has reserved the right to invest in securities through an underlying mutual fund having similar goals and strategies.

MATURITY: The fund is permitted to invest in bonds with any maturity. However, the fund's dollar-weighted average maturity is normally expected to be in a long-term range (between 10 and 30 years). For strategic purposes, however, the fund may invest so that the dollar-weighted average maturity of the securities held by the fund is under 10 years.

Please refer to the financial highlights table for the fund in the prospectus for financial information about the fund. The information in the table has been audited by Deloitte & Touche LLP.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is added to the "Dividends, Distributions and Taxes" section of the prospectus and relates to the California, National and New York Tax Free Income Funds:

STATE AND LOCAL TAXES
Generally, you will have to pay state or local taxes on fund dividends and other distributions that are taxable to you for federal income tax purposes, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Except as noted below, fund dividends that are not taxable to you for federal income tax purposes may still be subject to





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tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

As long as at the end of each quarter of the California Tax Free Income Fund's fiscal year the fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the fund's assets consists of California municipal obligations that, if held by an individual, would pay interest exempt from California taxation, shareholders of the fund will be able to exclude from income, for California personal income tax purposes, dividends received from the fund which are derived from income (less related expenses) from such California municipal obligations. These dividends must be designated as such by the fund by written notice to shareholders within 60 days after the close of that fiscal year. The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

To the extent that dividends received from the New York Tax Free Income Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

The following is added to the footnote to the table on page 74 of the prospectus:

Exempt-interest dividends may affect your federal alternative minimum tax calculation, however, and if you are receiving social security or railroad retirement benefits, may increase the tax on your benefits. If you borrow money to purchase or carry shares of one of these funds, your deduction for interest paid on those borrowings will be limited.